Trade and Other Receivables - Gross and Net Amount of Accrued Income (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 23,973	£ 14,194
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	23,973	14,194
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 0	£ 0